13. Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Segment Reporting, Finance Charges Earned	$ 151.3	$ 152.6	$ 147.7
Segment Reporting, Insurance Income	36.5	40.2	40.4
Segment Reporting, Other Income	4.4	3.9	5.5
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	192.2	196.7	193.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	12.8	13.2	12.9
Segment Reporting, Provision for Loan Losses	38.4	52.6	32.0
Segment Reporting, Depreciation	3.0	2.7	2.7
Segment Reporting, Other Expenses	83.7	75.5	72.0
Segment Reporting, Total Expenses	137.9	144.0	119.6
Segment Reporting, Profit	54.3	52.7	74.0
Assets
Segment Reporting, Net Receivables	506.7	448.5	458.5
Segment Reporting, Cash	3.3	3.6	4.8
Segment Reporting, Net fixed assets	8.8	6.6	6.3
Segment Reporting, Other assets	0.6	0.6	0.4
Segment Reporting Information, Net Assets	519.4	459.3	470.0
Segment Reconciliation, Total revenues from reportable segments	192.2	196.7	193.6
Segment Reconciliation, Corporate finance charges earned not allocated to segments	0.1	0.1	0.1
Corporate investment income earned not allocated to segments	6.6	5.5	4.8
Segment Reconciliation, Timing difference of insurance income allocation to segments	5.8	7.4	12.0
Segment Reconciliation, Other revenues not allocated to segments	1.0	1.4	(2.2)
Segment Reconciliation, Consolidated Revenues	205.7	211.1	208.3
Net Income (Loss) Attributable to Parent
Segment Reconciliation, Total profit or loss for reportable segments	54.3	52.7	74.0
Segment Reconciliation, Corporate earnings not allocated	13.5	14.4	14.7
Segment Reconciliation, Corporate expenses not allocated	(50.3)	(60.8)	(57.5)
Segment Reconciliation, Income taxes not allocated	(2.6)	(5.3)	(5.3)
Segment Reconciliation, Consolidated Net Income	14.9	1.0	25.9
Segment Reconciliation, Total assets for reportable segments	519.4	459.3	470.0
Segment Reconciliation, Loans held at corporate level	2.0	2.3	2.0
Segment Reconciliation, Unearned insurance at corporate levelvel	(20.5)	(19.2)	(20.5)
Segment Reconciliation, Allowance for loan losses at corporate level	(42.5)	(48.5)	(33.5)
Segment Reconciliation, Cash and cash equivalents held at corporate level	31.9	57.5	55.9
Segment Reconciliation, Investment securities at corporate level	209.6	179.2	160.9
Segment Reconciliation, Equity Method Investment at corporate level	0.0	26.2	25.0
Segment Reconciliation, Fixed assets at corporate level	6.7	7.4	3.6
Segment Reconciliation, Other assets at corporate level	11.6	9.7	11.0
Segment Reconciliation, Consolidated Assets	718.2	673.9	674.4
Division I
Revenues
Segment Reporting, Finance Charges Earned	21.3	22.8	23.0
Segment Reporting, Insurance Income	3.5	3.9	4.1
Segment Reporting, Other Income	0.1	0.1	0.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	24.9	26.8	27.2
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.6	1.7	1.7
Segment Reporting, Provision for Loan Losses	4.9	7.8	4.6
Segment Reporting, Depreciation	0.4	0.5	0.5
Segment Reporting, Other Expenses	11.8	11.6	11.6
Segment Reporting, Total Expenses	18.7	21.6	18.4
Segment Reporting, Profit	6.2	5.2	8.8
Assets
Segment Reporting, Net Receivables	64.9	55.0	63.3
Segment Reporting, Cash	0.4	0.4	0.5
Segment Reporting, Net fixed assets	1.1	0.8	1.2
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	66.4	56.2	65.0
Division II
Revenues
Segment Reporting, Finance Charges Earned	34.6	35.8	33.4
Segment Reporting, Insurance Income	10.4	12.0	13.0
Segment Reporting, Other Income	1.1	1.1	1.0
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	46.1	48.9	47.4
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.0	3.2	3.1
Segment Reporting, Provision for Loan Losses	9.3	13.5	7.2
Segment Reporting, Depreciation	0.8	0.6	0.6
Segment Reporting, Other Expenses	18.2	16.6	15.4
Segment Reporting, Total Expenses	31.3	33.9	26.3
Segment Reporting, Profit	14.8	15.0	21.1
Assets
Segment Reporting, Net Receivables	118.3	107.9	107.9
Segment Reporting, Cash	0.7	0.8	1.1
Segment Reporting, Net fixed assets	2.4	1.9	1.5
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	121.4	110.6	110.5
Division III
Revenues
Segment Reporting, Finance Charges Earned	33.1	32.8	30.6
Segment Reporting, Insurance Income	11.1	12.0	11.7
Segment Reporting, Other Income	1.1	0.9	0.9
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	45.3	45.7	43.2
Operating Costs and Expenses
Segment Reporting, Interest Cost	3.0	3.0	2.9
Segment Reporting, Provision for Loan Losses	7.8	12.5	6.6
Segment Reporting, Depreciation	0.5	0.4	0.5
Segment Reporting, Other Expenses	17.1	15.5	15.1
Segment Reporting, Total Expenses	28.4	31.4	25.1
Segment Reporting, Profit	16.9	14.3	18.1
Assets
Segment Reporting, Net Receivables	110.3	105.0	101.0
Segment Reporting, Cash	0.8	1.0	1.2
Segment Reporting, Net fixed assets	1.4	1.0	0.8
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	112.5	107.0	103.0
Division IV
Revenues
Segment Reporting, Finance Charges Earned	27.3	27.1	27.1
Segment Reporting, Insurance Income	4.0	4.6	3.7
Segment Reporting, Other Income	0.8	0.7	2.1
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	32.1	32.4	32.9
Operating Costs and Expenses
Segment Reporting, Interest Cost	2.3	2.4	2.4
Segment Reporting, Provision for Loan Losses	7.0	7.5	5.7
Segment Reporting, Depreciation	0.4	0.4	0.3
Segment Reporting, Other Expenses	12.7	11.0	10.4
Segment Reporting, Total Expenses	22.4	21.3	18.8
Segment Reporting, Profit	9.7	11.1	14.1
Assets
Segment Reporting, Net Receivables	92.8	83.2	85.5
Segment Reporting, Cash	0.5	0.5	0.8
Segment Reporting, Net fixed assets	1.3	1.0	0.8
Segment Reporting, Other assets	0.4	0.5	0.2
Segment Reporting Information, Net Assets	95.0	85.2	87.3
Division V
Revenues
Segment Reporting, Finance Charges Earned	14.7	15.3	15.2
Segment Reporting, Insurance Income	2.9	3.1	3.0
Segment Reporting, Other Income	0.5	0.4	0.6
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	18.1	18.8	18.8
Operating Costs and Expenses
Segment Reporting, Interest Cost	1.2	1.2	1.2
Segment Reporting, Provision for Loan Losses	3.2	4.3	3.2
Segment Reporting, Depreciation	0.3	0.3	0.3
Segment Reporting, Other Expenses	8.9	8.1	7.8
Segment Reporting, Total Expenses	13.6	13.9	12.5
Segment Reporting, Profit	4.5	4.9	6.3
Assets
Segment Reporting, Net Receivables	47.7	41.0	43.0
Segment Reporting, Cash	0.4	0.4	0.6
Segment Reporting, Net fixed assets	0.8	0.7	0.8
Segment Reporting, Other assets	0.2	0.1	0.2
Segment Reporting Information, Net Assets	49.1	42.2	44.6
Division VII
Revenues
Segment Reporting, Finance Charges Earned	9.5	7.1	5.9
Segment Reporting, Insurance Income	2.0	1.6	1.4
Segment Reporting, Other Income	0.3	0.2	0.2
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	11.8	8.9	7.5
Operating Costs and Expenses
Segment Reporting, Interest Cost	0.8	0.7	0.6
Segment Reporting, Provision for Loan Losses	3.3	2.4	1.6
Segment Reporting, Depreciation	0.3	0.2	0.2
Segment Reporting, Other Expenses	6.9	4.9	4.4
Segment Reporting, Total Expenses	11.3	8.2	6.8
Segment Reporting, Profit	0.5	0.7	0.7
Assets
Segment Reporting, Net Receivables	36.8	25.1	21.5
Segment Reporting, Cash	0.2	0.2	0.2
Segment Reporting, Net fixed assets	1.0	0.5	0.5
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	38.0	25.8	22.2
Division VIII
Revenues
Segment Reporting, Finance Charges Earned	10.8	11.7	12.5
Segment Reporting, Insurance Income	2.6	3.0	3.5
Segment Reporting, Other Income	0.5	0.5	0.6
Represents the monetary amount of SegmentReportingInformationRevenue1, during the indicated time period.	13.9	15.2	16.6
Operating Costs and Expenses
Segment Reporting, Interest Cost	0.9	1.0	1.0
Segment Reporting, Provision for Loan Losses	2.9	4.6	3.1
Segment Reporting, Depreciation	0.3	0.3	0.3
Segment Reporting, Other Expenses	8.1	7.8	7.3
Segment Reporting, Total Expenses	12.2	13.7	11.7
Segment Reporting, Profit	1.7	1.5	4.9
Assets
Segment Reporting, Net Receivables	35.9	31.3	36.3
Segment Reporting, Cash	0.3	0.3	0.4
Segment Reporting, Net fixed assets	0.8	0.7	0.7
Segment Reporting, Other assets	0.0	0.0	0.0
Segment Reporting Information, Net Assets	$ 37.0	$ 32.3	$ 37.4